Share-Based Compensation (Changyou 2008 Share Incentive Plan, After Initial Public Offering, Restricted Share Units Activity) (Details) (Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member], Class A restricted share units [Member], Executive officers other than former CEO [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Class A restricted share units [Member] | Executive officers other than former CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	218
Number of Units, Granted	180
Number of Units, Vested	(93)
Number of Units, Forfeited	(85)
Number of Units, Unvested, Ending balance	220
Number of Units, Expected to vest thereafter	213
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 14.46
Weighted-Average Grant-Date Fair Value, Granted	$ 13.71
Weighted-Average Grant-Date Fair Value, Vested	$ 14.62
Weighted-Average Grant-Date Fair Value, Forfeited	$ 13.63
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 14.09
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 14.10